Restructuring Programs - Schedule of Changes in Restructuring Program Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Restructuring Reserve [Roll Forward]
Restructuring liabilities, beginning balance	$ 89	$ 64	$ 85
Additions	89	119	90
Payments	(118)	(95)	(108)
Other	(1)	1	(3)
Restructuring liabilities, ending balance	59	89	64
One-time employee termination benefits
Restructuring Reserve [Roll Forward]
Restructuring liabilities, beginning balance	48	23	50
Additions	83	110	65
Payments	(106)	(86)	(89)
Other	(1)	1	(3)
Restructuring liabilities, ending balance	24	48	23
Other costs
Restructuring Reserve [Roll Forward]
Restructuring liabilities, beginning balance	41	41	35
Additions	6	9	25
Payments	(12)	(9)	(19)
Other	0	0	0
Restructuring liabilities, ending balance	$ 35	$ 41	$ 41